Organization - Units Outstanding (Details)	Jun. 30, 2021 shares
Series E1 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, shares outstanding (in shares)	7,495,432
Series E2 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, shares outstanding (in shares)	7,495,432
Blue Owl Operating Group
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
GP Units	320,005,258
Common Unit	923,037,080
Blue Owl Operating Group | Series E1 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, shares outstanding (in shares)	49,999,962
Blue Owl Operating Group | Series E2 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, shares outstanding (in shares)	49,999,962